Employee benefits (Details) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employee Benefits
At the beginning	3,507,947	3,619,599	4,439,507
Additions
Disposals		(10,169)	(117,367)
Granted	(160,746)	(101,483)	(702,541)
At the end	3,347,201	3,507,947	3,619,599